Significant Accounting Policies (Schedule of Supplemental Cash Flow Information) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Significant noncash investing and financing activities:(1)
Accrued capital expenditures	[1]	$ 671	$ 425
Leases	[2]	117	24
Virginia Electric and Power Company
Significant noncash investing and financing activities:(1)
Accrued capital expenditures		460	252
Leases	[3]	$ 99	$ 21

[1]	See Note 10 for noncash investing activities related to the acquisition of a noncontrolling interest in Dominion Privatization and Note 17 for noncash financing activities related to the transfer of property associated with the settlement of litigation.
[2]	Includes $32 million and $6 million of financing leases at March 31, 2023 and 2022, respectively, and $85 million and $18 million of operating leases at March 31, 2023 and 2022, respectively.
[3]	Includes $31 million and $4 million of financing leases at March 31, 2023 and 2022, respectively, and $68 million and $17 million of operating leases at March 31, 2023 and 2022, respectively.